Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 22,642
Contractual cash flows	23,220
Contractual obligation, due less than 1 year	21,620
Contractual obligation, due 1-3 years	945
Contractual obligation, due 4-5 years	655
Accounts payable and accrued liabilities (note 11)
Other Commitments [Line Items]
Carrying amount	17,933
Contractual cash flows	17,933
Contractual obligation, due less than 1 year	17,933
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Term loan facilities
Other Commitments [Line Items]
Carrying amount	2,924
Contractual cash flows	3,194
Contractual obligation, due less than 1 year	3,194
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	1,785
Contractual cash flows	2,093
Contractual obligation, due less than 1 year	493
Contractual obligation, due 1-3 years	945
Contractual obligation, due 4-5 years	$ 655